STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	[1]	$ (69,968)	$ (10,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		15	8
Amortization of premiums and discounts on marketable securities		(1,057)	0
Change in fair value of preferred stock warrants		(123)	(21)
Share-based compensation expense		1,343	721
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		761	(2,112)
Accounts payable		856	4,295
Accrued liabilities		7,783	3,858
Security deposit		10	(29)
Net cash used in operating activities		(60,380)	(4,091)
Cash flows from investing activities
Purchases of marketable securities		(52,091)	0
Proceeds from maturities of marketable securities		22,500	0
Purchases of property and equipment		(30)	(37)
Net cash used in investing activities		(29,621)	(37)
Cash flows from financing activities
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs		82,976	30,133
Deferred offering costs		(2,479)	0
Proceeds from exercises of stock options		203	129
Net cash provided by financing activities		80,700	30,262
Net increase (decrease) in cash		(9,301)	26,134
Cash and cash equivalents, beginning of the year		44,441	18,307
Cash and cash equivalents, end of the period		35,140	44,441
Supplemental disclosure of non-cash investing and financing information
Right-of-use assets obtained in exchange for operating lease liabilities		190	311
Deferred offering costs included in accounts payable and accrued expenses		$ 260	$ 0

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.